Off-Balance Sheet Commitments	6 Months Ended
Jun. 30, 2019
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Off-Balance Sheet Commitments
2.5.4	Off-Balance Sheet Commitments

As of the date of this report, we have no off-balance sheet commitments to be reported other than those described in the disclosure note 5.33 from our 2018 year-end financial statements.